Related Party Transactions - Debt Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party debt	$ 67,800	$ 497,155	$ 364,986
Aristeia
Related Party Transaction [Line Items]
Total related party debt		50,905	35,939
Highbridge
Related Party Transaction [Line Items]
Total related party debt		80,930	58,709
Mudrick
Related Party Transaction [Line Items]
Total related party debt		208,078	152,757
Whitebox
Related Party Transaction [Line Items]
Total related party debt		132,559	93,583
Wolverine
Related Party Transaction [Line Items]
Total related party debt		$ 24,683	$ 23,998